GOODWILL AND INTANGIBLE ASSETS, NET (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2014 Russian Search And Portal RUB	Dec. 31, 2013 Russian Search And Portal RUB	Dec. 31, 2014 Russian E-commerce USD ($)	Dec. 31, 2014 Russian E-commerce RUB	Dec. 31, 2014 Other RUB	Dec. 31, 2013 Other RUB
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 51.8	2,915.0	750.0	775.0	750.0			2,140.0
Goodwill acquired	101.8	5,728.0	2,140.0	454.0		1.9	106.0	5,168.0	2,140.0
Goodwill disposed	(1.3)	(75.0)		(75.0)
Foreign currency translation adjustment	6.3	352.0	25.0	352.0	25.0
Balance at the end of the period	$ 158.6	8,920.0	2,915.0	1,506.0	775.0		106.0	7,308.0	2,140.0